GOODWILL AND INTANGIBLES	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
5. GOODWILL AND INTANGIBLES

Goodwill

On April 16, 2018, the Partnership’s wholly-owned subsidiary, PLPT, completed the Knoxville Terminals Purchase. As a result of the preliminary purchase price allocation, goodwill was recorded. Refer to Note 3 “Acquisitions” of the Notes to Condensed Consolidated Financial Statements for further discussion regarding the Knoxville Terminals Purchase and the preliminary purchase price allocation.

As of June 30, 2018, the carrying amount of goodwill was $6,332, all of which was allocated to the Transportation and Terminaling segment.

Intangibles

As a result of the preliminary purchase price allocation of the Knoxville Terminals Purchase, a customer relationship intangible was recorded. Refer to Note 3 “Acquisitions” of the Notes to Condensed Consolidated Financial Statements for further discussion regarding the Knoxville Terminals Purchase and the preliminary purchase price allocation.

As of June 30, 2018, intangibles consisted of the following:

	June 30, 2018	December 31, 2017
Customer relationships	$5,900	$—
Accumulated amortization	(123)	—
Total intangibles	$5,777	$—

Amortization expense was $123 and $0 for the six months ended June 30, 2018 and 2017, respectively. The Partnership estimates amortization expense of $590 a year for the next five years.